As filed with the Securities and Exchange Commission on February 19, 2010

Securities Act of 1933 Registration No. 333-00641

Investment Company Act of 1940 Registration No. 811-07527

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 66	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 67	☒

(Check appropriate box or boxes)

Turner Funds

(Exact Name of Registrant as Specified in Charter)

c/o The CT Corporation System

101 Federal Street

Boston, MA  02110

(Address of Principal Executive Offices)

610-251-0268

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Michael P. Malloy	Brian F. McNally
Drinker Biddle & Reath LLP	Turner Investment Partners, Inc.
One Logan Square, Suite 2000	1205 Westlakes Dr., Suite 100
Philadelphia, PA 19103	Berwyn, PA 19312-2414

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☒	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  units of beneficial interest.

Subject to Completion

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TURNER FUNDS

PROSPECTUS

  [          ], 2010

Turner Global Opportunities Fund

([Fund Classification])

•      Institutional Class ([          ])

•      Investor Class ([          ])

Investment Adviser:

Turner Investment Partners, Inc.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus.  Any representation to the contrary is a criminal offense.

ABOUT THIS PROSPECTUS

This Prospectus has been arranged into different sections so that you can easily review this important information.

1	Summary Section

5	Additional Information about Fund Strategies and Risks

6	Investments and Portfolio Management

10	Purchasing, Selling and Exchanging Shares of the Fund

17	Other Policies

20	Dividends, Distributions and Taxes

To obtain more information about Turner Funds, please refer to the back cover of this Prospectus.

SUMMARY SECTION

TURNER GLOBAL OPPORTUNITIES FUND

Ticker Symbol — [     ]— Institutional Class

Ticker Symbol — [     ] — Investor Class

Investment Objective

The Turner Global Opportunities Fund (the “Fund”) seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares		Investor Class Shares
Investment Advisory Fees	0.75%		0.75%
Distribution (12b-1) Fees	None		None
Total Other Expenses	[ ]	%(1)	[ ]	%(1)
Shareholder Servicing Fee	None		0.25	%(2)
Acquired Fund Fees and Expenses	[ ]	%(3)	[ ]	%(3)
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
Fee Waivers and Expense Reimbursements	([ ]	)%(4)	([ ]	)%(4)

Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	[ ]	%	[ ]	%

(1)       “Total Other Expenses” are based on estimated amounts for the current fiscal year, and include dividends and interest on securities that the Fund sells short (“short-sale dividends and interest”).  Short-sale dividends and interest are treated as an expense, and increase the Fund’s total expense ratio.

(2)       The “Shareholder Servicing Fee” is included as part of the Fund’s “Total Other Expenses” and is presented here for information purposes only.

(3)       [Includes the expense of acquired funds (e.g., available cash that is temporarily invested in money market funds) in which the Fund invests.  Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.]

(4)       [Turner Investment Partners, Inc. (“Turner” or the “Adviser”) has contractually agreed to waive fees and reimburse Fund expenses to keep the “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” of Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding [      ]% and [      ]%, respectively, through [          ].  Turner may discontinue this arrangement at any time after [          ].]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under “Total Annual Fund Operating Expenses” and you reinvest all dividends and distributions.  Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

	1 Year		3 Years
Turner Global Opportunities Fund — Institutional Class Shares	$	[ ]	$	[ ]
Turner Global Opportunities Fund — Investor Class Shares	$	[ ]	$	[ ]

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Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Fund’s performance.

Principal Strategy

The Turner Global Opportunities Fund will generally invest in common stocks and other equity securities of U.S. and foreign companies that Turner believes have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States.  Investments will generally be in securities of companies with market capitalizations of greater than $2 billion at the time of purchase.

The Fund’s portfolio generally will contain between 20 to 30 securities.  The Fund may trade and invest actively in both U.S. and foreign securities and may invest up to 10% of its assets in emerging markets securities.  Turner will not adhere to strict sector or industry constraints in managing the Fund, which may have a significant exposure to one or more sectors or industries and may have little or no exposure to various other sectors or industries.  The sector allocation of the portfolio will reflect what Turner’s portfolio management team believes are its best global growth stock ideas, and by purchasing only those securities Turner believes are the best stocks within each sector, Turner seeks to minimize the impact of poorly performing sectors on the overall portfolio. Additionally, while Turner will remain “country aware” when selecting securities for the Fund, there are no specific limits on country or region weightings.  Country and regional weightings are a residual of Turner’s bottom-up stock selection process.

A holding will become a sell candidate if Turner detects deterioration in the company’s earnings growth potential.  Turner may also trim positions to adhere to capitalization or capacity constraints, or for other reasons.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is also subject to taxable income and realized capital gains.  Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that growth stocks and non-U.S. stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

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The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund’s ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund’s portfolio turnover rates are described in this Summary Section and in the Financial Highlights in the prospectus.

Performance Information

Prior to [                    ], the Fund had not yet commenced operations and therefore does not have a performance history.

Investment Adviser

Turner Investment Partners, Inc. (“Turner” or the “Adviser”) serves as the investment adviser to the Global Opportunities Fund.  For more information about the Adviser, please see Investments and Portfolio Management in the prospectus.

Portfolio Managers

The Turner Global Opportunities Fund is managed by Christopher McHugh, Donald Smith, Mark Turner and Robert Turner.  Christopher K. McHugh, Vice President and Senior Portfolio Manager/Security Analyst, co-founded Turner in 1990 and serves as the Fund’s lead portfolio manager.  Donald W. Smith, CFA, Security Analyst/Portfolio Manager, joined Turner in 2003.  Mark D. Turner, Vice Chairman, Senior Portfolio Manager/Security Analyst, co-founded Turner in 1990.  Robert E. Turner, CFA, Chairman and Chief Investment Officer, co-founded Turner in 1990.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange (“NYSE”) is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds’ representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•                  In general, the Fund’s minimum initial investment is $250,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•                  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

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•                  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•                  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•                  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

For more information about the purchase and sale of Fund shares, please see Purchasing, Selling and Exchanging Shares of the Turner Funds in the prospectus.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your financial representative or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

Turner Funds (the “Trust” or the “Turner Funds”) is a mutual fund family that offers different classes of shares in separate investment portfolios.  This Prospectus gives you important information about Institutional Class and Investor Class Shares of the Fund that you should know before investing.

TURNER GLOBAL OPPORTUNITIES FUND

Fund Strategy

The Turner Global Opportunities Fund will generally invest in common stocks and other equity securities of U.S. and foreign companies that Turner believes have strong earnings growth potential.    For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States.  Investments will generally be in securities of companies with market capitalizations of greater than $2 billion at the time of purchase.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies’ securities may decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.  You could lose all, or a substantial portion, of your investment in the Fund.  In addition, many of the equity securities purchased by the Fund are common stocks.  Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

The Fund may participate in IPOs.  Some successful IPOs may have a significant impact on the Fund’s performance, especially if the Fund has lower asset levels.  There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs.  In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

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INVESTMENTS AND PORTFOLIO MANAGEMENT

More Information about Fund Investments

In addition to the investments and strategies described in this Prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this Prospectus, are further described in our Statement of Additional Information (“SAI”).

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund’s objective.  The Fund will do so only if Turner believes that the risk of loss in using the Fund’s normal strategies and investments outweighs the opportunity for gains.

In order to generate additional income, the Fund may lend its securities pursuant to one or more securities lending agreements (each a “Lending Agreement”).  Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily.  The Fund receives an annual fee for its participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust’s Board of Trustees (the “Board”) (including, among other things, into money market funds).  All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses.  Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A complete schedule of the Fund’s portfolio holdings, current as of month-end, will be available on the Turner Funds’ website at www.turnerinvestments.com within 15 business days after the end of each calendar month.  This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The Fund may terminate or modify this policy at any time without further notice to shareholders.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Investment Adviser

Turner, an SEC-registered adviser, serves as the investment adviser to the Fund. As the Fund’s investment adviser, Turner makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program. Turner and the Fund’s Chief Compliance Officer also ensure compliance with the Fund’s investment policies and guidelines.

As of December 31, 2009, Turner and its subsidiaries had approximately $17.6 billion in assets under management.

A discussion regarding the basis for the Board’s approval of the investment advisory contract for the Fund will be available in the Fund’s semi-annual report for the period ended March 31, 2010.

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Prior Performance Information for Similar Accounts Managed By Turner

Turner has experience in managing other accounts with investment objectives substantially similar to the Fund. Included within these accounts is a private investment partnership (“Partnership”) that has an investment objective, policies and strategies substantially similar to the Fund. The table below shows the returns for the Partnership compared with the MSCI World Growth Index and MSCI World Index for the periods shown.  The performance history has been adjusted to show the performance net of all Fund fees and expenses.  Such performance reflects the reinvestment of dividends and other earnings, if any.  The returns of the MSCI World Growth Index and MSCI World Index assume all dividends and distributions have been reinvested.

	Total Return
Calendar Year	Gross	Net of Fund fees and expenses	MSCI World Growth Index	MSCI World Index
2006	11.59%	10.61%	15.48%	20.65%
2007	39.80%	38.62%	15.12%	9.57%
2008	-52.96%	-53.34%	-40.90%	-40.33%
2009	61.19%	59.88%	33.85%	30.79%
Since Inception (3/31/2005)	8.57%	7.63%	3.51%	2.92%

This information is designed to demonstrate the historical track record of Turner.  It does not indicate how any Turner Fund has performed or will perform in the future.  Performance will vary based on many factors, including market conditions, the composition of the Fund’s holdings and the Fund’s expenses.  The Partnership is not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 and subchapter M of the Internal Revenue Code.  Consequently, the performance results of Turner could have been adversely affected if all of the accounts had been regulated as investment companies under the federal securities laws.  In addition, securities held by the Fund will not be identical to the securities held by the Partnership for the periods shown above.  Accordingly, future performance of the Fund will differ from the performance of the Partnership.

Administrator

Turner Investment Partners, Inc. also serves as Administrator to the Fund, for which it will receive an annual administration fee of 0.15% of the Turner Funds’ aggregate average daily net assets up to $2 billion and 0.12% of such assets in excess of $2 billion.  Under a separate sub-administration agreement between Turner and SEI Investments Global Funds Services (“SEI”), SEI provides sub-administrative services to the Fund.

More Information about Fund Management

On March 22, 2002, the Securities and Exchange Commission granted an exemptive order to the Turner Funds and Turner that permits Turner to use a “manager of managers” approach in providing investment advisory services to the Turner Funds.  Pursuant to the terms of the order, Turner, subject to the supervision and approval of the Board, is permitted to hire, terminate and replace investment sub-advisers or make material changes to investment sub-advisory agreements without shareholder approval.  When hiring a new sub-adviser, Turner would, however, furnish shareholders with information that is equivalent to what would be provided in a proxy statement requesting approval of a new sub-adviser.  The order also permits Turner and the Turner Funds to disclose to shareholders the aggregate sub-advisory fees paid to sub-advisers, without disclosing the precise amount paid to each sub-adviser.

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Turner is not currently using a multi-manager approach to manage the Turner Funds.  It may employ such an approach when one of several situations arises.  For example, if Turner determines that it does not have the expertise in an investment style or sector that it thinks a Turner Fund should track, it may select a sub-adviser that can fulfill this task.  Also, if Turner or one of the Turner Funds’ sub-advisers reaches “capacity” on assets managed within a Turner Fund, Turner may select another sub-adviser if the Turner Fund needs to add capacity.  Therefore, even where Turner does implement the “manager of managers” approach, all of the Turner Funds might not rely on the approach at any given time.

When and if Turner determines to use the multi-manager approach, it will provide detailed information about the sub-adviser to the Board and make recommendations regarding the appropriate allocation of assets to each sub-adviser.  The sub-adviser, in turn, will make investment decisions for the assets allocated to it and continuously review, supervise and administer the applicable Turner Fund’s investment programs.  It is expected that the “manager of managers” approach, when used from time to time by Turner and the Turner Funds, will (i) reduce fund expenses to the extent that a manager of managers Turner Fund will not have to prepare and solicit proxies each time a sub-advisory agreement is entered into or modified; (ii) promote efficient hiring and termination according to the judgment of the Board and Turner; and (iii) relieve shareholders of the very responsibility that they are paying Turner to assume, that is, the selection, termination and replacement of sub-advisers. Shareholder approval will be obtained before the “manager of managers” structure is used for any particular Turner Fund.

As investment adviser to the Turner Funds, Turner has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of the Turner Funds.

Portfolio Managers

The Global Opportunities Fund is managed by Christopher McHugh, Donald Smith, Mark Turner and Robert Turner.

Christopher K. McHugh, Senior Portfolio Manager/Security Analyst, co-founded Turner in 1990 and serves as the Fund’s lead portfolio manager. Mr. McHugh is lead manager of the Turner Midcap Growth and Turner New Enterprise Funds and is co-manager of the Turner International Core Growth and Turner Concentrated Growth Funds. He is also lead manager of the Long/Short Equity Strategy and co-manager of the Market Neutral Strategy in the Turner Spectrum Fund. Prior to 1990, he was a Performance Specialist with Provident Capital Management. He has 25 years of investment experience.

Donald W. Smith, CFA, Portfolio Manager/Security Analyst, joined Turner in 2003. Mr. Smith is co-manager of the Turner International Core Growth Fund. Prior to 2003, he was an Equity Analyst at Delaware Investment Advisors. He has 12 years investment experience.

Mark D. Turner, Vice Chairman, Senior Portfolio Manager/Security Analyst, co-founded Turner in 1990. Mr. Turner is the lead manager of the Turner International Core Growth Fund and co-manager of the Turner Large Cap Growth and Turner Core Growth Funds. He is also co-manager of the Global Financial Services Strategy in the Turner Spectrum Fund. Prior to 1990, he was Vice President and Senior Portfolio Manager with First Maryland Asset Management. He has 29 years of investment experience.

Robert E. Turner, CFA, Chairman and Chief Investment Officer, founded Turner in 1990. Mr. Turner is the lead manager of the Turner Core Growth, Turner Large Cap Growth and Turner Concentrated Growth Funds and co-manager of the Turner International Core Growth Fund. He is also lead manager of the Market Neutral Strategy and co-manager of the Long/Short Equity Strategy in the Turner Spectrum Fund.

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Prior to his current position, he was Senior Investment Manager with Meridian Investment Company. He has 30 years of investment experience.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

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PURCHASING, SELLING AND EXCHANGING SHARES OF THE FUND

No Sales Charges

There are no sales charges when you purchase Institutional Class or Investor Class Shares of the Fund.

How To Buy Shares (See chart on page [    ] for details)

•                  By phone, mail, wire or online at www.turnerinvestments.com;

•                  Through the Systematic Investment Plan; and

•                  Through exchanges from another Turner Fund.

Minimum Initial Investments

•                  In general, the Fund’s minimum initial investment is $250,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•                  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•                  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

We reserve the right to waive the minimum initial investment requirement.

Minimum Subsequent Investments

•                  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•                  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

We reserve the right to waive the minimum subsequent investment requirement.  We may waive this minimum for persons investing in the Fund through a “wrap” or managed account program, or through an employer-sponsored retirement plan.  Investors purchasing shares of the Fund through a wrap or managed account program may incur expenses in addition to those charged by the Fund.  Investors should consult their program sponsor concerning such additional expenses.

Systematic Investing

•                  Our Systematic Investment Plan allows you to purchase shares automatically through regular deductions from your bank checking or savings account in order to reach the applicable minimum investment.  Please contact us for information regarding participating banks.

•                  You will need a minimum investment of $1,000 for Investor Class Shares and $100,000 for Institutional Class Shares to open your account and scheduled investments of at least $25 for Investor Class Shares and $25,000 for Institutional Class Shares.

•                  If you stop your scheduled investments before reaching the applicable minimum investment, we reserve the right to close your account.  We will provide 60 days’ written notice to give you time to add to your account, and avoid the sale of your shares.

Systematic Withdrawal Plan

If you have at least $10,000 for Investor Class Shares and $250,000 for Institutional Class Shares in your account, you may use the Systematic Withdrawal Plan.  Under the plan, you may arrange for monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 for Investor Class Shares and $25,000 for Institutional Class Shares from the Fund.  The proceeds of each withdrawal will be mailed to

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you by check or, if you have a checking or savings account with a bank, through electronic transfer to your account.

Minimum Account Size

•                  In general, you must maintain a minimum account balance of $1,000 for Investor Class Shares and $250,000 for Institutional Class Shares.  If your account drops below $1,000 for Investor Class Shares and $250,000 for Institutional Class Shares due to redemptions, you may be required to sell your shares.

•                  You will receive at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.

Please note that you may incur a tax liability as a result of a redemption.

Choosing Institutional Class and Investor Class Shares

•                  Institutional Class and Investor Class Shares have different expenses and other characteristics.  Institutional Class Shares have lower annual expenses while Investor Class Shares have higher annual expenses than Institutional Class Shares.  The performance of each of these share classes will differ due to differences in expenses.

•                  Institutional Class Shares are for individual investors and for certain institutional investors investing for their own or their customers’ accounts.

•                  Investor Class Shares are for investments made through certain financial institutions or intermediaries.

When Can You Purchase, Sell or Exchange Shares?

•                  You may purchase, sell or exchange shares on any day that the New York Stock Exchange (“NYSE”) is open for business.  We define this as a “Business Day.”

•                  You may purchase, sell or exchange shares by phone on any Business Day between 9:00 A.M. and 4:00 P.M.

•                  In order to receive the current Business Day’s net asset value (NAV) all trades (including trades requested over the phone) must be received by DST Systems, Inc., the Fund’s transfer agent (the “Transfer Agent”), or a designated financial intermediary by 4:00 P.M. (Eastern time).  Trades received after that time will be executed at the following Business Day’s closing price.

How Fund Prices Are Calculated

•                  The price per share (also referred to as the offering price) will be the NAV determined after the Transfer Agent or a designated financial intermediary receives your purchase order.

•                  The Fund’s NAV is calculated once each Business Day at the regularly scheduled close of normal trading on the NYSE (usually 4:00 P.M. Eastern time).  Shares are not priced on days on which the NYSE is closed for trading.

•                  In calculating the NAV, the Fund generally values its investment portfolio at market price.  If market prices for a security are unavailable or the Fund believes that they are unreliable, the Fund’s Fair Value Pricing Committee may determine, in good faith using methods approved by, and under the ultimate supervision of, the Board, the fair value of such security.  A significant event may cause the market price for a security held by the Fund to become unavailable or unreliable.  Such events include, but are not limited to: market disruptions or closings; governmental actions; corporate actions, such as reorganizations, mergers or buy-outs; corporate announcements on earnings; significant litigation; and regulatory developments.  While the use of fair valuations may reduce stale pricing arbitrage opportunities, it involves the risk that the values used by the Fund to price its investments may be different from those used by other mutual funds to price the same investments.

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Exchanging Shares

•                  Institutional Class Shares of the Fund may be exchanged for Institutional Class Shares of another Turner Fund and Investor Class Shares of the Fund may be exchanged for Investor Class Shares of another Turner Fund, subject to any applicable limitations resulting from the closing of Turner Funds to new investors.

•                  Existing shareholders of Investor Class Shares of the Fund that are eligible to hold Institutional Class Shares may exchange their Investor Class Shares for Institutional Class Shares.

•                  When you exchange shares, you are selling your shares and buying other fund shares, which is a taxable event.  Your sale price and purchase price will be based on the NAV next calculated after the Fund’s Transfer Agent or a designated financial intermediary receives your exchange request.

Purchases, Sales and Exchanges through Financial Institutions

You may also purchase, sell or exchange shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for customers.  If you invest through an authorized institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us.  For example, in order for your transaction to be processed on the day that the order is placed, your financial institution may require you to place your order at an earlier time in the day than would be required if you were placing the order directly with the Fund.  This allows the financial institution time to process your order and transmit it to the Fund’s Transfer Agent so that your order may be completed.

Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.  For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

Limitations on Purchases, Sales and Exchanges

•                  The Fund’s Transfer Agent will only accept purchase requests that are in good order (“Good Order”).  Good Order requires that the purchaser provide a completed and signed account application, including the purchaser’s social security number, tax identification number, and other identification required by law or regulation.  We may require that you provide photo identification such as a driver’s license or passport, and may telephone you to verify information you have provided.  If you do not provide the required information, or if we are unable to verify your identity, the Fund and the Transfer Agent reserve the right to not open or to close your account or to take such other steps as we deem reasonable, including initiating further identity verification procedures.  Purchases may be made only in U.S. dollars drawn on U.S. banks.  Cash, cashier’s checks, traveler’s checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks) will not be accepted.  The Fund may reject or cancel any purchase orders, including the purchase component of an exchange, for any reason.  Generally, cancellation notices will be sent via U.S. mail on the business day after a purchase order is received.

•                  The Fund will normally send your sale proceeds to you within three Business Days after its Transfer Agent receives your redemption request, but it may take up to seven days.  If you recently purchased your shares by check or through Automated Clearing House (ACH), redemption proceeds may not be available, or exchange requests may not be permitted, until your investment has cleared (which for checks may take up to 15 days from the date of purchase).

•                  As described more fully in the SAI, the Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by the SEC.

•                  Excessive, short-term trading in Fund shares and other abusive trading practices (“abusive trading”) may disrupt portfolio management strategies, harm Fund performance, dilute the value of Fund shares

12

and increase brokerage and administrative costs.  The Board has adopted policies in order to discourage abusive trading in the Fund.  The policies, which apply to all accounts investing in the Fund, prohibit the Fund’s service providers from knowingly:  (i) opening accounts for the purpose of market timing the Fund; (ii) entering client trades for the purpose of market timing; (iii) processing exchanges or switches for the purpose of market timing; and (iv) assisting a shareholder in commingling multiple clients’ funds in an omnibus account for the purpose of market timing.  The policies also require the Adviser to maintain policies and procedures designed to detect and deter abusive trading.  While these policies and procedures seek to discourage abusive trading in the Fund, neither the Fund nor the Adviser can guarantee that such policies and procedures will be successful in doing so, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan sponsors and other financial intermediaries. The Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

•                  The Fund reserves the right to reject any purchase order (including an exchange order) from any shareholder that the Fund, in its sole discretion, believes has a history of engaging in abusive trading or whose trading activity, in the Fund’s judgment, has been or may be disruptive to the Fund.  In making this determination, the Fund may consider trading done in multiple accounts under common ownership or control.

•                  Shareholders are currently permitted to make up to 4 “roundtrip” transactions between Turner Funds in any calendar year.  A roundtrip transaction is a redemption or exchange of shares of a Fund followed by a purchase back into that same Fund.  If a shareholder exceeds 4 roundtrip transactions per calendar year, or if the Fund determines, in its sole discretion, that a shareholder’s exchange activity is short-term in nature or otherwise not in the best interest of the Fund, the Fund may bar the shareholder from making further exchanges or purchases.  We may change or cancel our exchange policy at any time upon 60 days’ notice.

•                  The Fund may be unable to compel all financial intermediaries who offer Fund shares to apply the limitations set forth above to curtail frequent trading.  The Funds reserve the right, in their sole discretion, to allow financial intermediaries to apply alternative abusive trading policies and trading restrictions reasonably designed to reduce incentives to engage in abusive trading.

How to Open an Account

By Telephone

Call 1-800-224-6312 (Option 3) between 9:00 A.M. and 4:00 P.M. (Eastern Time).  You must authorize each type of transaction on your account application that accompanies this Prospectus.  If you call, the Fund’s representative may request personal identification and record the call.

If you already have an account and you have authorized telephone transactions, you may open an account in another Turner Fund.  The registration on the accounts must be identical.

By Internet

You can open an account online only if you already have an existing Turner Funds account.  The registration on the account must be identical.

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By Mail

Send the completed application that accompanies this Prospectus and a check payable to the Turner Funds to:

The Turner Funds

c/o DST Systems Inc.

P.O. Box 219805

Kansas City, MO 64121-9805

By express or overnight mail to:

The Turner Funds

c/o DST Systems Inc.

430 W. 7th Street

Kansas City, MO 64105

Checks must be in U.S. dollars and drawn on U.S. banks.  The Transfer Agent will not accept third party checks, credit card checks, checks issued by internet banks or cash.

By Wire

Please contact a Turner Funds’ representative at 1-800-224-6312 (Option 3) to let us know that you intend to make your initial investment by wire.  You will be given a fax number to which you should send your completed account application.  You will receive a telephone call from our representatives with your new account number.  Wire funds to:

United Missouri Bank of Kansas NA

ABA #10-10-00695

Account # 98-7060-116-8

Further credit: [include name of Fund, shareholder name and your Turner Funds account number]

Automatic Transactions

You can open an account through our Systematic Investment Plan for $100 for Investor Class Shares and $100,000 for Institutional Class Shares.  You must elect this option on your account application.  Please call a Turner Funds representative at 1-800-224-6312 for assistance.

How to Add to an Account

By Telephone

Current shareholders may purchase shares by telephone if they have previously requested this privilege on the account application.  Call 1-800-224-6312 (Option 3) and provide your account number to the Turner Funds representative.  You must then instruct your bank to wire the money.  Please see the wire instructions below.

By Internet

You can make additional investments by going to our website at www.turnerinvestments.com.  Use your existing account number and tax ID number to create a personal identification number (PIN).  These investments will be made via Automated Clearing House (ACH) and will be deducted from your bank account.  Your account will be credited with the additional shares on the trade date, but the dollar amount will not post until it clears the banking system.

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By Mail

Please send your check payable to the Turner Funds along with a signed letter stating the name of the Fund and your account number, to the address listed under “By Mail” in the How to Open an Account section above.  Do not send requests to buy, sell or exchange shares to the Fund’s Adviser or Distributor.

By Wire

Please contact a Turner Funds’ representative at 1-800-224-6312 to let us know that you intend to send money by wire.  Wire funds to:

United Missouri Bank of Kansas NA

ABA #101000695

Account # 9870601168

Further credit: [include name of Fund, shareholder name and your Turner Funds account number]

Automatic Transactions

Regularly scheduled investments ($25 for Investor Class Shares and $25,000 for Institutional Class Shares) can be deducted automatically from your bank checking or savings account. You can arrange monthly, quarterly, semi-annual or annual automatic investments.

How to Sell Shares

By Telephone

You may sell shares by calling 1-800-224-6312 (Option 3) provided that you have previously requested this privilege on your account application.  The Fund will send money only to the address of record via check, ACH or by wire (your bank may charge you a wire fee).  The sale price of each share will be the next NAV determined after the Transfer Agent or a designated financial intermediary receives your request.

By Internet

Existing shareholders can sell shares via our website at www.turnerinvestments.com.  The sale price of each share will be the next NAV determined after the Transfer Agent receives your request.  Redemptions will be funded via check, ACH or wire to the instructions of record.

By Mail

Please send a letter with your name, Fund name, account number and the amount of your request, to the address listed under “By Mail” in the How to Open an Account section above.  Do not send requests to buy, sell or exchange shares to the Adviser or Distributor.  All letters must be signed by the owners of the account.  The sale price of each share will be the next NAV determined after the Transfer Agent receives your request.  All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was opened.

By Wire

Proceeds from the sale of shares from your account may be wired to your bank account.  Your bank may charge you a fee for this service.  Please follow the instructions for “How to Sell Shares” by telephone above.

Automatic Transactions

If you have at least $10,000 for Investor Class Shares and $250,000 for Institutional Class Shares in your account, you may use the Systematic Withdrawal Plan.  Under this Plan, you can arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 for Investor Class Shares and

15

$25,000 for Institutional Class Shares from the Fund.  The proceeds will be mailed to you by check or electronically transferred to your bank checking or savings account.

How to Exchange Shares

By Telephone

You may exchange shares on any Business Day by calling the Fund at 1-800-224-6312, or by placing the order through your financial institution (if applicable).  If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

By Internet

Go to www.turnerinvestments.com.

By Mail

You may exchange shares on any Business Day by writing to the Fund, or by placing the order through your financial institution (if applicable).  If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

By Wire

Not applicable

Automatic Transactions

Not applicable

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OTHER POLICIES

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons (for these purposes, the United States includes its territories and possessions).  Non-U.S. persons are not permitted to open new accounts with the Turner Funds.  Please contact Turner Funds’ Investor Services Team, at 1-800-224-6312, for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if you do not provide the required identifying information.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation.  Documents provided in connection with your application will be used solely to establish and verify your identity, and the Fund shall have no obligation with respect to the terms of any such document.

The Fund will attempt to collect any missing information required on the application by contacting you or, if applicable, your broker.  If the Fund is unable to obtain this information within a timeframe established in its sole discretion (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application by the Transfer Agent or a designated financial intermediary in Good Order (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined after receipt of your application in Good Order.

However, the Fund reserves the right to close your account at the then-current day’s NAV and remit proceeds to you via check if it is unable to verify your identity.  The Fund will attempt to verify your identity within a timeframe established in its sole discretion (e.g., 96 hours), which may change from time to time.  The Fund further reserves the right to hold your proceeds until your check for the purchase of Fund shares clears the bank, which may take up to 15 days from the date of purchase.  In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases

17

when the Fund is requested or compelled to do so by governmental or law enforcement authority or by applicable law.

Redemptions In-Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption.  In addition, you will be subject to the risk that the value of the securities distributed to you may change until you sell them.

Telephone/Online Transactions

Purchasing, selling and exchanging Fund shares over the telephone or via the website is extremely convenient, but not without risk.  Turner Funds has established certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  So long as these safeguards and procedures are followed, Turner Funds generally will not be responsible for any losses or costs incurred by following telephone or web instructions we reasonably believe to be genuine.  If you or your financial institution transacts business with Turner Funds over the telephone or via our website, you will generally bear the risk of any loss.

Signature Guarantees

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including:

•                  Written requests for redemptions in excess of $50,000;

•                  All written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and

•                  Redemption requests that provide that the proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account.

Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a credit union, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange.  A notarized signature from a notary public is not sufficient.

Householding

To reduce expenses and demonstrate respect for the environment, we will deliver a single copy of the Fund’s financial reports, prospectuses, proxy statements and other similar documents to multiple investors who: share a post office box or residential street address; and either have the same last name or we reasonably believe to be members of the same family, unless we receive contrary instructions from you. If you wish to receive individual delivery of the documents, please contact us at 1-800-224-6312, and individual delivery of the documents will begin within 30 days of your request. Otherwise, delivery of a single copy of the documents to multiple investors will continue indefinitely.

Closing the Fund to New Investors

We believe that there are limits to the amount an investment adviser can effectively invest in certain asset classes.  Too many advisers try to manage more money regardless of their capacity to find attractive investments.  Turner and the Fund will not do this.  The Fund will be closed to new investors (with the limited exceptions explained elsewhere in this Prospectus) once assets under management reach certain

18

specified levels.  Turner and the Fund may reopen investment styles should asset levels fall below capacity limits. Existing shareholders of the Fund will be notified before it is closed to new investors.

If the Fund is closed to new investors, existing shareholders of the Fund and, at the discretion of the Fund, third party plan administrators that have existing agreements with Turner and/or the Fund, may: (i) make investments in the Fund, (ii) reinvest dividends and capital gains distributions in the Fund, and (iii) open additional accounts with the Fund, provided the new accounts are registered in the same shareholder name or have the same taxpayer identification or social security number assigned to them.

Shareholder Services

The Fund has adopted a Shareholder Servicing Plan (the “Service Plan”) that allows Investor Class Shares of the Fund to pay service fees to Service Providers.  Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees at an annual rate not to exceed 0.25% of its Investor Class Shares’ average daily net assets.  Currently Investor Class Shares of the Fund pay 0.25% in shareholder servicing fees.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Distribution of Fund Shares

SEI Investments Distribution Co. (the “Distributor”), a registered broker-dealer that is a wholly-owned subsidiary of SEI Investments, serves as Distributor of the Fund.

Turner, the Distributor and/or their affiliates are permitted to make payments relating to distribution, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund).  Turner, the Distributor and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders.  These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization.  The aggregate amount of Additional Payments may be substantial.  The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments.  In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you.  Please contact your service organization for details about Additional Payments it may receive.  For more information on Additional Payments, see the Statement of Additional Information.  Turner does not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its income annually as a dividend to shareholders.

The Fund makes a distribution of capital gains, if any, at least annually.  If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash.  To elect cash payment, you must notify the Fund in writing prior to the date of the distribution.  Your election will be effective for dividends and distributions paid after we receive your written notice.  To cancel your election, simply send written notice to the Fund.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents.  You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes.  Distributions are taxable whether they are received in cash or reinvested in Fund shares.  For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income.  Distributions attributable to the net capital gain of the Fund generally are taxable to you as long-term capital gain.  This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%.  Also, Fund distributions to noncorporate shareholders attributable to dividends received by the Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met.  The amount of the Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.  For these lower rates to apply to Fund distributions, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.  (These lower rates are currently scheduled to sunset after 2010.)

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction.  This percentage may, however, be reduced as a result of the Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

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The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This is known as “buying into a dividend.”

Sales and Exchanges

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your shares of the Fund for shares of another Turner Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them.  Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding

If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include reportable interest or dividends on your return, or (c) have failed to certify to Turner Funds, when required to do so, that you are not subject to backup withholding or are an “exempt recipient,” then Turner Funds will be required in certain cases to withhold and remit to the Internal Revenue Service 28% of the dividends and distributions payable to you.

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Fund.

Different U.S. tax rules apply to a foreign shareholder, however, if an investment in the Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

21

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes

You may also be subject to state and local taxes on income from Fund shares.  State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in the Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund.  This short summary is not intended as a substitute for careful tax planning.

More information is contained in the Statement of Additional Information.

22

TURNER FUNDS

INVESTMENT ADVISER

Turner Investment Partners, Inc.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

DISTRIBUTOR

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated [          ], 2010 includes information about the Fund.  The SAI is on file with the SEC and is incorporated by reference into this Prospectus.  This means that the SAI, for legal purposes, is a part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information about the Fund’s holdings, investment strategies, recent market conditions and trends, and their impact on Fund performance.  These reports also contain detailed financial information about the Fund.

To obtain an SAI, Annual or Semi-Annual Report (when available), without charge, upon request, or to request other information about the Fund or to make shareholder inquiries:

BY TELEPHONE: Call 1-800-224-6312

BY MAIL:	Write to Turner Funds at:
P.O. Box 219805
Kansas City, MO 64121-9805

BY INTERNET:  www.turnerinvestments.com

FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual Reports (when available), as well as other information about Turner Funds, from the EDGAR Database on the SEC’s website (www.sec.gov).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:

Securities and Exchange Commission

Public Reference Section

Washington, DC 20549-0102.

You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Turner Funds’ Investment Company Act registration number is 811-07527.

Subject to Completion

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TURNER FUNDS

Turner Global Opportunities Fund

[                    ], 2010

Investment Adviser:

TURNER INVESTMENT PARTNERS, INC.

This Statement of Additional Information is not a prospectus and relates only to the Turner Global Opportunities Fund (the “Fund”).  It is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Fund’s Prospectus dated [          ], 2010.  The Prospectus may be obtained without charge by calling 1-800-224-6312.  The Fund’s Annual and Semi-Annual Reports (when available) may be obtained by calling the toll-free number above.

THE TRUST	1

INVESTMENT OBJECTIVE	1

INVESTMENT POLICIES	1

GENERAL INVESTMENT POLICIES	1

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	2

DISCLOSURE OF PORTFOLIO HOLDINGS	23

INVESTMENT LIMITATIONS	24

THE ADVISER	26

THE ADMINISTRATOR	29

SHAREHOLDER SERVICES	30

DISTRIBUTION	30

TRUSTEES AND OFFICERS OF THE TRUST	31

COMPUTATION OF YIELD AND TOTAL RETURN	38

PURCHASE AND REDEMPTION OF SHARES	38

DETERMINATION OF NET ASSET VALUE	39

TAXES	40

PORTFOLIO TRANSACTIONS	42

VOTING	43

DESCRIPTION OF SHARES	43

SHAREHOLDER LIABILITY	43

LIMITATION OF TRUSTEES’ LIABILITY	44

CODE OF ETHICS	44

PROXY VOTING	44

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	45

CUSTODIAN	45

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	45

LEGAL COUNSEL	45

APPENDIX A DESCRIPTION OF SECURITIES RATINGS	A-1

APPENDIX B PROXY VOTING POLICIES AND PROCEDURES	B-1

THE TRUST

This Statement of Additional Information (“SAI”) relates to the Turner Global Opportunities Fund (the “Fund”).

The Fund is a separate series of Turner Funds (the “Trust” or the “Funds”), an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 26, 1996, as amended on February 21, 1997 and August 17, 2001 (the “Declaration of Trust”), which consists of both diversified and non-diversified funds.  The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the “shares”) and separate classes of shares within each such separate series.  Each series is a separate mutual fund and each share of each series represents an equal proportionate interest in that series.  Shareholders may purchase shares in the Fund through two separate classes, Institutional Class and Investor Class.  Except for the differences between the share classes pertaining to certain expenses, each share of each share class represents an equal proportionate interest in the Fund.  Please see “Description of Shares” for more information.  The Trust also offers 12 other mutual funds, which are described in separate prospectuses and statements of additional information.

Turner Investment Partners, Inc. (“Turner” or the “Adviser”) serves as the investment adviser for the Fund.

Capitalized terms not defined herein are defined in the Prospectus.

INVESTMENT OBJECTIVE

Turner Global Opportunities Fund:  The Global Opportunities Fund seeks long-term capital appreciation.

There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

The Turner Global Opportunities Fund will generally invest in common stocks and other equity securities of U.S. and foreign companies that Turner believes have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States.  Investments will generally be in securities of companies with market capitalizations of greater than $2 billion at the time of purchase.

GENERAL INVESTMENT POLICIES

The Fund may purchase securities on a when-issued basis and borrow money.

The Fund may enter into futures and options transactions.

The Fund may hold and invest up to 15% of its net assets in illiquid securities.

The Fund may purchase convertible securities.

The Fund may enter into repurchase agreements.

The Fund may purchase fixed income securities, including variable and floating rate instruments and zero coupon securities.

The Fund may purchase Rule 144A securities and other restricted securities.

The Fund may purchase obligations of supranational entities.

The Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper rated in the highest rating category by a nationally recognized statistical rating organization (a “NRSRO”) and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The Fund may invest in each of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

American Depositary Receipts (“ADRs”)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

The Fund may also invest in sponsored or unsponsored, European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”).  EDRs also represent securities of foreign issuers and are designed for use in European markets.  A GDR represents ownership in a non-U.S. company’s publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets.  Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Asset-Backed Securities

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Borrowing

The Fund may borrow money equal to 5% of its total assets for temporary purposes to meet redemptions or to pay dividends.  Borrowing may exaggerate changes in the net asset value of the Fund’s shares and in the return on the Fund’s portfolio.  Although the principal of any borrowing will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.  The Fund may be required to earmark or segregate liquid assets in an amount sufficient to meet its obligations in connection with such borrowings.  In an interest rate arbitrage transaction, the Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate.  These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities.  Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Derivatives

Derivatives are securities that derive their value from other securities, financial instruments or indices.  The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations (“CMOs”)), real estate mortgage investment conduits (“REMICs”), interest-only (“IOs”) and principal-only (“POs”), when issued securities and forward commitments, floating and variable rate securities, convertible securities, “stripped” U.S. Treasury securities (e.g., receipts and separately traded registered interest and principal securities (“STRIPS”)), privately issued stripped securities (e.g., TGRs, TRs, and CATS).

Equity Securities

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Fixed Income Securities

The market value of fixed income investments will change in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund’s net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody’s, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, Turner will review the situation and take appropriate action.

Foreign Investments

Investments in foreign securities require consideration of certain risks typically not associated with investing in U.S. securities or property.  Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations.  There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States’ companies.  Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States’ companies.  In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets.  There also may be less extensive regulation of the securities markets in particular countries than in the United States.

The Fund may invest in emerging market countries. Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Fund may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Fund, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Fund also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract.  The Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency.  Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an ‘‘offsetting’’ contract with the same currency trader, obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.  The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, the Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Also, when Turner anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency.  With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures.  In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency.  The Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. The Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

Forward Trading

The Fund may trade forward contracts.  Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Fund due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser would otherwise recommend, to the possible detriment of the Fund. Neither the Commodities Futures Trading Commission (“CFTC”) nor banking authorities regulate forward currency trading through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to the Fund.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by entering only into futures contracts which are traded on national futures exchanges.  In addition, the Fund will sell only covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges.  Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as “marking to market”). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the CFTC.  Before the Fund trades futures contracts or options on futures contracts, it will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with the CFTC and the National Futures Association, which regulate trading in the futures markets and, therefore, will not be subject to registration or regulation as a pool operator under that Act with respect to the Fund.

The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices.  Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return.  In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian, PFPC Trust Company (the “Custodian”).  Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund’s books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Fund may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities.  Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In addition, the Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, ‘‘special situations’’) could enhance the Fund’s capital appreciation potential.  To the extent these investments are deemed illiquid, the Fund’s investment in them will be consistent with its 15% restriction on investment in illiquid securities.  Investments in special situations and certain other instruments may be liquid, as determined by the Adviser based on criteria approved by the Board of Trustees.

Initial Public Offerings (“IPOs”)

Due to the typically small size of the IPO allocation available to the Fund and the nature and market capitalization of the companies involved in IPOs, Turner will often purchase IPO shares that would qualify as a permissible investment for the Fund but will, instead, decide to allocate those IPO purchases to other funds advised by it.  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.  Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain.  These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions.  They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.  They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals.  Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Investment Company Shares

The Fund may invest in shares of other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by applicable law and subject to certain restrictions.  These investment companies typically incur fees that are separate from those fees incurred directly by the Fund.  The Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  Under applicable regulations, unless an exception is available, the Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.  See also “Investment Limitations.”

ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.  In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider” selects as representative of a market, market segment or industry sector.  An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities.  Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks.  As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

The Fund is subject to risks associated with investments in ETFs.  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

Leveraging

Leveraging the Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of the Fund’s shares and in the yield on the Fund’s portfolio.  Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  Leveraging creates interest expenses for the Fund which could exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest that the Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.  Because the Securities and Exchange Commission (the “SEC”) staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor.  The requirement that such transactions be fully collateralized by assets segregated by the Fund’s Custodian imposes a practical limit on the leverage these transactions create.

Lower Rated Securities

The Fund may invest in lower rated bonds commonly referred to as “junk bonds” or high yield/high risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by a NRSRO. Such obligations are speculative and may be in default.  There may be no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund. Lower-rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates.  The market values of fixed income securities tend to vary inversely with the level of interest rates.  Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, medium to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates.

Adverse economic developments can disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities.  In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities.  As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.  Furthermore the Trust may experience difficulty in valuing certain securities at certain times.  Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations.  If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.  If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

Growth of High Yield, High Risk Bond Market:  The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates.  Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.  The market for lower rated securities may be less active, causing market price volatility and limited liquidity in the secondary market.  This may limit the Fund’s ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Sensitivity to Interest Rate and Economic Changes:  Lower rated bonds are very sensitive to adverse economic changes and corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it.  In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high yield, high risk bonds and the Fund’s net asset value.

Payment Expectations:  High yield, high risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield, high risk bond’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets.  If the Fund experiences significant unexpected net redemptions, this may force it to sell high yield, high risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund’s rate of return.

Taxes:  The Fund may purchase debt securities (such as zero coupon or pay in kind securities) that contain original issue discount.  Original issue discount that accrues in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements of the tax code even though the Fund has not received any interest payments on such obligations during that period.  Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Money Market Instruments

Money market securities are high-quality, dollar-denominated, short-term debt instruments.  They consist of: (i) bankers’ acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

Mortgage-Backed Securities

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security.  The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages.  During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate.  Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.  Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities:  These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans.  The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).  Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and Freddie Mac securities are supported by the instrumentalities’ right to borrow from the U.S. Treasury.  GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders.  GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

Private Pass-Through Securities:  These are mortgage-backed securities issued by a non-governmental entity, such as a trust.  While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs:  CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans.  In a CMO, a series of bonds or certificates are usually issued in multiple classes.  Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways.  Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

REMICs:  A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and invests in certain mortgages principally secured by interests in real property.  Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates.

Stripped Mortgage-Backed Securities (“SMBs”):  SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities.  One class may receive all of the interest payments, while the other class may receive all of the principal payments.  SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.  The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Non-Diversification

The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers.  Although Turner generally does not intend to invest more than 5% of the Fund’s assets in any single issuer (with the exception of securities that are issued or guaranteed by a national government), the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company would be.  The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which generally require that, at the end of each quarter, (1) at least 50% of the Fund’s total assets are invested in securities of separate issuers, each of which amounts to no more than 5% of the Fund’s total assets (and no more than 10% of the issuer’s outstanding shares), and (2) no more than 25% of the Fund’s total assets are invested in securities of any one issuer.

Obligations of Supranational Entities

Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.  If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future.  The Fund will pay a premium when purchasing put and call options.  If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value.  When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option.  When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.  When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter.  Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects.  They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.  OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options.  Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.  It is the position of the SEC that OTC options are generally illiquid.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates.  Call options on foreign currency written by the Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.  With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

The Fund may purchase and write put and call options on indices and enter into related closing transactions.  Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number.  Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.  The Fund may choose to terminate an option position by entering into a closing transaction.  The ability of the Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

The Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund’s interest rate risks.  There can be no assurance that hedging transactions will be successful.  The Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them.  Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of the Fund’s portfolio.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Portfolio Turnover

An annual portfolio turnover rate in excess of 100% may result from the Adviser’s investment strategies.  Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.  Please refer to the table under the section “Portfolio Transactions” for the Fund’s portfolio turnover rate.

Receipts

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes.  Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REITS

The Fund may invest in REITs, which pool investors’ money for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  A shareholder in the Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with the direct investments of the REITs.  REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.

In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements

Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security.  A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations.  The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (Turner monitors compliance with this requirement).  Under all repurchase agreements entered into by the Fund, the Fund’s Custodian or its agent must take possession of the underlying collateral.  However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest.  In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate.  The Fund will not invest more than 15% of its total assets in repurchase agreements.

Reverse Dollar Roll Transactions

The Fund may enter into reverse dollar roll transactions, which involve a purchase by the Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price.  Reverse dollar roll transactions are fully collateralized in a manner similar to loans of the Fund’s portfolio securities.

Reverse Repurchase Agreement and Dollar Roll Transactions

A reverse repurchase agreement involves a sale by the Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date.  A dollar roll transaction involves a sale by the Fund of an eligible security to a financial institution concurrently with an agreement by the Fund to repurchase a similar eligible security from the institution at a later date at an agreed-upon price.  The Fund will fully collateralize its reverse repurchase agreements and dollar roll transactions in an amount at least equal to the Fund’s obligations under the reverse repurchase agreement or dollar roll transaction by cash or other liquid securities that the Fund’s Custodian segregates from other Fund assets.  The Fund will not invest more than 15% of its total assets in reverse repurchase agreements.

Rule 144A Securities

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”).  Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may be resold only to certain qualified institutional investors.  Due to the relatively limited size of this institutional market, these securities may affect the Fund’s liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.  Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust’s Board of Trustees.

Securities Lending

In order to generate additional income, the Fund may lend its securities pursuant to one or more securities lending agreements (each a “Lending Agreement”).  Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily.  The Fund receives an annual fee for its participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust’s Board of Trustees (including, among other things, into money market funds).  All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses.  Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

The Fund will not have the right to vote any securities having voting rights during the existence of the loan, but the Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.  Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

It is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of the Fund (including the loan collateral).

Short Sales

A security is sold short when the Fund sells a security it does not own. To sell a security short, the Fund must borrow the security from a broker to deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at, or before, the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interests which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Fund may be required to pay in connection with the short sale. Whether the Fund will be successful in utilizing a short sale will depend, in part, on Turner’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.

The Fund is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with its Custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until the Fund replaces a borrowed security. Depending on arrangements made with the broker or Custodian, the Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. Because of this asset segregation requirement, the Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemption of Fund shares.  In the alternative, the Fund could cover its short positions by purchasing the security sold short in accordance with positions taken by the staff of the SEC.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. In short sale transactions, the Fund’s gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Short selling may also produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. In addition, the use of short sales may result in the Fund realizing more short-term capital gains than it would if the Fund did not engage in short sales.

The Fund’s short sales will include short sales of ETFs for the purpose of hedging.  The Fund anticipates that the frequency of short sales will vary substantially in different periods.  However, no securities will be sold short unless, after effect is given to any such short sale, applicable asset coverage requirements under the 1940 Act and the SEC guidance thereunder, have been met.

Short Sales against the Box

A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.  A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Sovereign Debt

The cost of servicing sovereign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations.  If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Telecommunications Securities

The economic prospects of telecommunications companies can dramatically fluctuate due to regulatory and competitive environment changes around the world.  Most products or services provided by telecommunications companies require substantial investment and are subject to competitive obsolescence.  Telecommunications companies are particularly subject to political and currency risks.  Changes in governmental policies, such as telephone and cable regulations, and the need for regulatory approvals may have an adverse effect on the products, services and securities of telecommunications companies. Some telecommunications companies may not have an established history of revenue or earnings at the time of purchase.  As a result, dividend income, if any, is likely to be incidental.

U.S. Government Agency Obligations

Certain federal agencies, such as the GNMA, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities.  Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies’ right to borrow from the Treasury.  The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

There is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although the issuers of many U.S. Government agency obligations purchased by the Fund, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. Government agency obligations held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

On September 7, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac’s assets and property and putting Fannie Mae and Freddie Mac in a sound and solvent condition.  Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced.  Additionally, Fannie Mae and Freddie Mac were permitted to modestly increase their mortgage-backed security portfolios through the end of 2009 and will gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a smaller size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury receives senior preferred equity shares in Fannie Mae and Freddie Mac and warrants to purchase common stock in these entities to ensure that Fannie Mae and Freddie Mac maintain a positive net worth. Fannie Mae and Freddie Mac’s common and preferred shareholders will bear any losses ahead of the new government senior preferred shares.  Second, the U.S. Treasury established a secured lending credit facility, which expired on December 31, 2009, that was available to Fannie Mae, Freddie Mac and Federal Home Loan Banks to assist the entities in funding their regular business activities in the capital markets until December 31, 2009.  Also, the U.S. Treasury initiated a program to purchase Fannie Mae and Freddie Mac mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

U.S. Government Securities

U.S. government securities are bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities (“STRIPS”) and coupons under book entry safekeeping (“CUBES”).

Variable and Floating Rate Instruments

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.  There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Warrants and Rights

The Fund may invest in warrants and rights. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a specific price during a specific period of time. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities, and these instruments cease to have value if they are not exercised prior to their expiration dates.

When-Issued and Delayed Delivery Securities

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.  Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

Zero Coupon Securities

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par.  The value of a zero coupon obligation increases over time to reflect the interest accredited.  Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

Special Note Regarding Market Events

Events in the financial sector over the past year have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally.  While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected.  These events and the potential for continuing market turbulence may have an adverse effect on the Fund’s investments.  It is uncertain how long these conditions will continue.

The instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets.  Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Fund’s holdings.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Fund.  The policies and procedures provide that the Trust and its service providers will disclose information concerning securities held in the Trust’s portfolios only under the following circumstances:  (i) fifteen business days after the end of each calendar month, the Trust’s administrator will post the securities held by each of the Trust’s portfolios on the Trust’s website; (ii) the Trust or a service provider may disclose the Trust’s portfolio securities holdings to selected third parties when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.  Examples of legitimate business purposes under which disclosure of the Trust’s portfolio securities may be appropriate include, but are not limited to:  disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Trust’s investment advisers; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust; or disclosure to a rating or ranking organization.

Prior to the disclosure of the Trust’s portfolio holdings to a selected third party for a legitimate business purpose, such third party shall be required to execute a confidentiality agreement and shall not trade on such information.  Neither the Trust, a service provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

With respect to the monthly disclosure of portfolio holdings on the Trust’s website, the Trust’s administrator is authorized to prepare and post to the Trust’s website its portfolio holdings and is also responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization.  With respect to any other disclosure of the Trust’s portfolio holdings, the Trust’s President, or Turner’s President, will be authorized to disclose such information.

In order to ensure that the disclosure of the Trust’s portfolio securities is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Trust’s portfolio securities for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure.  This requirement will not apply to the disclosure of the Trust’s portfolio securities to the Trust’s existing service providers of auditing, custody, proxy voting and other services to the Trust in connection with the provision of their services to the Trust, or as otherwise provided in the policies and procedures.

The Board will receive quarterly reports from the service providers stating whether disclosures were made concerning the Trust’s portfolio holdings in contravention of the policies and procedures during the previous quarter, and if so, such report must describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Fund which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

The Fund may not:

1.             Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

2.             Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.  The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

3.             Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4.             Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5.             Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

6.             Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7.             Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 6 above, the Fund may borrow money from banks as permitted under the 1940 Act.

No other policy, including the investment objective of the Fund, is a fundamental policy of the Fund and, except as otherwise stated in the Prospectus or this SAI, may be changed by the Board of Trustees without the approval of shareholders.

Non Fundamental Policies

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees without shareholder approval.

The Fund may not:

1.             Pledge, mortgage or hypothecate assets, except as permitted by the 1940 Act.

2.             Invest in companies for the purpose of exercising control.

3.             Purchase securities on margin or effect short sales, except as permitted by the 1940 Act.

4.             Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5.             Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.  The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.  The Fund’s 15% limitation on illiquid securities shall not be considered violated unless an excess over such percentage occurs immediately after, and is caused by, an acquisition of securities by the Fund.  In such case, the Adviser will take all necessary action to cause the Fund to maintain adequate liquidity.

6.             Enter into futures contracts and options on futures contracts, except as permitted by guidelines in this SAI.

In addition, the Fund will invest no more than 5% of its net assets in short sales (other than short sales of exchange-traded funds), unregistered securities, futures contracts and options.  With respect to short sales of exchange-traded funds, the Fund will not sell short an exchange-traded fund if, as a result of such short sale: (1) the Fund has sold short more than 3% of the total outstanding voting stock of the exchange-traded fund; (2) securities sold short with respect to any one exchange-traded fund represent an amount equal to more than 5% of the Fund’s total assets; or (3) securities sold short with respect to all exchange-traded funds represent an amount equal to more than 10% of the total assets of the Fund.  Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISER

Turner, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, is a professional investment management firm founded in March, 1990.  Turner is an SEC-registered investment adviser.  Robert E. Turner is the Chairman and controlling shareholder of Turner.

As of December 31, 2009, Turner and its subsidiaries had assets under management of approximately $17.6 billion.  Turner has provided investment advisory services to investment companies since 1992.

Turner serves as the investment adviser for the Fund under an investment advisory agreement (the “Advisory Agreement”).  Under the Advisory Agreement, Turner makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund’s investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreement provides that Turner shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to Turner but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds the expense on investment companies by any applicable statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale, Turner will bear the amount of such excess.  Turner will not be required to bear expenses of the Fund to an extent that would result in the Fund’s inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreement as to the Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Adviser, or by the Adviser without penalty on 90 days’ written notice to the Trust.

Under the Advisory Agreement, Turner is entitled to be paid fees computed daily and paid monthly, at the annual rate (as a percentage of the Fund’s average daily net assets) of 0.75%.

For the fiscal years ended September 30, 2009, the Fund was not in operation and therefore did not pay or waive any advisory fees.

Board Considerations in Approving the Advisory Agreement.  The Board of Trustees called and held a meeting to decide whether to enter the Advisory Agreement.  In preparation for the meeting, the Board of Trustees requested and reviewed a wide variety of information from Turner.  The Trustees used this information, as well as information that other Fund service providers submitted to the Board, to help them decide whether to enter the Advisory Agreement.  A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract for the Fund will be available in the Fund’s semi-annual report for the period ended March 31, 2010.

Portfolio Managers — Other Accounts Managed by the Portfolio Managers

The following information is as of [                    ]:

Turner Global Opportunities Fund

(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts	Total Assets
Christopher McHugh	[ ] Accounts	[ ] Accounts	[ ] Accounts	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
(Lead Manager)	$[ ]	$[ ]	$[ ]
Donald Smith	[ ] Accounts	[ ] Accounts	[ ] Accounts	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
(Co-Manager)	$[ ]	$[ ]	$[ ]
Mark Turner	[ ] Accounts	[ ] Accounts	[ ] Accounts	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
(Co-Manager)	$[ ]	$[ ]	$[ ]
Robert Turner	[ ] Accounts	[ ] Accounts	[ ] Accounts	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
(Co-Manager)	$[ ]	$[ ]	$[ ]

Conflicts of Interest.  As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, relating to the voting of proxies, relating to employee personal securities trading, relating to the side by side management of accounts with performance based fees and accounts with fixed fees, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

Compensation.  Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the one year performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks.  In addition, each employee is eligible for equity ownership and equity owners share the firm’s profits.  Most of the members of the Investment Team and all Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development.  Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer (“CIO”) is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals’ compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Fund

The Fund was not in operation prior to the date of this SAI.  Consequently, none of the Portfolio Managers own any shares in the Fund.

THE ADMINISTRATOR

The Trust and Turner (the “Administrator”) have entered into an administration agreement (the “Administration Agreement”).  The Administration Agreement provides that the Administrator shall perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related accounting services, in connection with the operation of the Fund. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.  The Administration Agreement shall remain in effect for a period of two (2) years after its effective date and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days’ prior written notice to the other party.

SEI Investments Global Funds Services (“SIGFS”) serves as the Trust’s Sub-Administrator.  SIGFS has its principal business offices at One Freedom Valley Drive, Oaks, PA 19456.  SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in SIGFS.  SEI Investments and its subsidiaries and affiliates, including SIMC, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers.

For the fiscal year ended September 30, 2009, the Fund was not yet in operation and therefore did not pay or waive any administrative fees.

SHAREHOLDER SERVICES

The Fund has adopted a Shareholder Services Plan (the “Shareholder Services Plan”) that allows Investor Class Shares of the Fund to pay service fees to service providers.  Under the Shareholder Services Plan, service providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of the Fund’s average daily net assets attributable to Investor Class Shares that are subject to the arrangement in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the Distributor (as defined below) and/or service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders.  As of the date of this SAI, Investor Class Shares of the Fund pay 0.25% in shareholder servicing fees.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

DISTRIBUTION

The Fund’s shares are offered on a continuous basis by SEI Investments Distribution Co. (the “Distributor”). The Distributor has agreed to use appropriate efforts to solicit purchase orders. The Distributor’s principal place of business is One Freedom Valley Drive, Oaks, Pennsylvania 19456.  The distribution agreement between the Trust and the Distributor (“Distribution Agreement”) shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually after the initial two year period.  The Distribution Agreement may be terminated by: (i) the Distributor or a majority vote of the Trustees who are not interested persons (as that term is defined in the 1940 Act) and have no financial interest in the Distribution Agreement upon not less than 60 days’ prior written notice by either party, without penalty; or (ii) upon its assignment.

For the fiscal year ended September 30, 2009, the Fund was not in operation and therefore did not pay or waive any distribution or shareholder servicing fees.

PAYMENTS FOR SHAREHOLDER SERVICING AND OTHER SALES SUPPORT ACTIVITIES

Payments of shareholder servicing fees are not tied exclusively to actual service expenses, and the payments may exceed distribution and service expenses actually incurred.

Subject to applicable laws and regulations, Turner, the Distributor and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the Fund. These payments (“Additional Payments”) would be in addition to the payments by the Fund described in the Fund’s Prospectus and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Fund; “marketing support” fees for providing assistance in promoting the sale of the Fund’s shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, Turner, the Distributor and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund. The Additional Payments made by Turner, the Distributor and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, Turner, the Distributor and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. Turner, the Distributor and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable FINRA regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts and the 1940 Act.  The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Certain information about the Trust’s Trustees and Executive Officers is set forth below.  Each may have held other positions with the named companies during that period.  Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Interested Trustee*
Robert E. Turner (53)	Trustee (since 1996)	Chairman and Chief Investment Officer, Turner (since 1990).	13	None

* Mr. Turner is deemed to be an “Interested Trustee” by virtue of his relationship with Turner.

Non-Interested Trustees

Alfred C. Salvato (51)	Chairman of the Board (since 2004); Trustee (since 1996)	Chief Investment Officer (since 2003) and Treasurer (since 1995), Thomas Jefferson University.	13	None

Janet F. Sansone (64)	Trustee (since 1996)	Chief Management Officer, United States Government Printing Office (2008-2009); Self-employed Consultant (since 1999).	13	None

John T. Wholihan (72)	Trustee (since 1996)	Dean Emeritus (since 2007), Professor (since 1984) and Dean (1984-2007), Loyola Marymount University.	13	None

Executive Officers

Thomas R. Trala, Jr. (43)	President (since 2004)	Chief Operating Officer (since 2004) and Chief Financial Officer (since 1995), Turner.	N/A	N/A

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Michael Lawson SEI One Freedom Valley Drive, Oaks, PA 19456 (49)	Controller and Chief Financial Officer (since 2005)	Director, Fund Accounting, SEI Investments (since 2005), Manager, Fund Accounting (since 1998).	N/A	N/A

Brian F. McNally (51)	Vice-President (since 2002), Secretary and Chief Compliance Officer (since 2004)	General Counsel and Chief Compliance Officer (since 2004), Deputy General Counsel (2002-2004).	N/A	Director, Turner Funds Plc, an Ireland based UCITs fund family (since August 2008).

Calvin Fisher (36)	Vice-President and Assistant Secretary (since 2006)	Director — Mutual Fund Administration and Compliance (since 2005), Manager, Mutual Fund Administration (since 2001).	N/A	N/A

(1)                                        Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or officer c/o Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, Attn: Turner Chief Legal Officer.

(2)                                        Each Trustee serves until his or her respective successor has been duly elected and qualified.  Each officer serves a one-year term.

The Board believes that each of the Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity.  Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees.  A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Fund and other funds in the

Fund Complex, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences.  In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

Robert E. Turner.     Mr. Turner has been a Trustee since 1996.  He is the founder of, Chairman and Chief Investment Officer of the Adviser.  Mr. Turner has 29 years of investment management experience.

Alfred C. Salvato.     Mr. Salvato has been a Trustee since 1996, Chairman of the Board since 2004, and Chairman of the Audit Committee since 2003.  Mr. Salvato has close to 25 years of experience in the investment management field.

Janet F. Sansone.     Ms. Sansone has been a Trustee since 1996.  She has close to 30 years of human resources management, general management, and consulting experience.

John T. Wholihan.     Mr. Wholihan has been a Trustee since 1996.  He has close to 25 years of business and academic experience.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Board.  The Fund has engaged the Adviser to manage the Fund on a day-to-day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Fund’s Agreement and Declaration of Trust and By-Laws.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets in-person at regularly scheduled meetings four times each year as well as telephonically for an additional regularly scheduled meeting each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility.  The Independent Trustees meet with their independent legal counsel in-person prior to and during each quarterly in-person board meeting.  As described below, the Board has established an Audit Committee and a Valuation Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed Alfred C. Salvato, an Independent Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings.  The Chairman serves as a key point person for dealings between management and the Trustees.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities.  Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out the Fund’s investment management and business affairs.  The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each of the Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models.  The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects.  The Board requires senior officers of the Trust, including the President, Chief Financial Officer and Chief Compliance Officer (“CCO”) and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management.  The Board and the Audit Committee also receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  The Board also receives reports from certain of the Trust’s other primary service providers on a periodic or regular basis, including the Trust’s custodian, distributor, sub-administrator and securities lending counterparty.  The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board Standing Committees.  The Board has established the following standing committees:

•                                          Audit Committee.  The Board has a standing Audit Committee that is composed of the independent Trustees of the Trust.  The Audit Committee operates under a written charter approved by the Board.  The principal responsibilities of the Audit Committee include:  (i) recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditors’ compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent auditor and the Trustees; (iv) reviewing the results of each external audit, including any qualifications in the independent auditors’ opinion, any related management letter, management’s responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Sub-Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent auditors and the Trust’s senior internal accounting executive, if any, the independent auditors’ report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (viii) other audit related matters.  The Audit Committee meets at least once a quarter, and as otherwise necessary.  During the fiscal year ended September 30, 2009, the Audit Committee met five times.

•                                          Fair Value Pricing Committee.  The Board has a standing Fair Value Pricing Committee that is composed of Mr. Salvato and various representatives of the Trust’s service providers, as appointed by the Board.  Ms. Sansone and Dr. Wholihan serve as alternates in the event that the Mr. Salvato is unavailable for a Committee meeting.  The Fair Value Pricing Committee operates under procedures approved by the Board.  The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or which the Fund believes are unreliable.  The Fair Value Pricing Committee’s determinations are reviewed by the full Board.  The Fair Value Pricing Committee meets periodically, as necessary, and met three times in the most recently completed fiscal year.

Fund Shares Owned By Trustees.  The following table shows a dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and the aggregate dollar range of all Turner Funds as of the end of the most recently completed calendar year.  Dollar ranges of shares disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 Act, as amended.

Name	Dollar Range of Fund Shares (Fund Only)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee
Robert Turner(1)	—	Over $100,000

Independent Trustees
Alfred C. Salvato	—	$1 - $10,000
Janet F. Sansone	—	$10,001 - $50,000
John T. Wholihan	—	$10,001 - $50,000

(1)                                  Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his controlling ownership interest in the Adviser.

The Fund was not in operation prior to the date of this SAI.  Consequently, the Trustees and officers do not own any securities issued by the Fund.

Ownership in Securities of Turner and Related Companies.  As reported to the Trust, the independent Trustees and their immediate family members did not own any securities issued by the Trust’s Advisers or Distributor or any persons (other than a registered investment company) directly or indirectly controlled by, or under common control with the Trust’s Advisers or Distributor.

Compensation.  The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Advisers.  Due to her position with the federal government, the Trust did not compensate Janet Sansone from January 1, 2008 to December 31, 2009.  The independent Trustees receive an annual retainer of $35,000 ($43,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $3,000 ($6,000 for the Audit Committee Chairman); and the Valuation Committee Chairman receives an annual retainer of $1,000. In addition, independent Trustees receive $4,000 ($6,000 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $2,000 for such meeting), $3,000 ($5,000 for the Audit Committee Chairman) for each audit committee meeting and $250 per fair value telephone meeting. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. Brian F. McNally receives annual compensation from the Trust (currently $165,000) for serving as the Trust’s chief compliance officer (“CCO”). In addition, Mr. McNally is reimbursed for out-of-pocket expenses in connection with his serving as CCO. During the fiscal year ended September 30, 2009, the current Trustees received the following compensation from the Trust for serving on the Board, and Mr. McNally received the following compensation from the Trust for serving as Chief Compliance Officer:

Name of Person, Position	Aggregate Compensation From Trust for the Fiscal Year Ended September 30, 2009	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2009
Interested Trustee
Robert Turner(1)	—	—	—	—

Independent Trustees
Alfred C. Salvato(2)	$98,250	—	—	$98,250
Janet F. Sansone(2)	$0	—	—	$0
John T. Wholihan(2)	$70,000	—	—	$70,000
Brian F. McNally(3)	$165,000	—	—	$165,000

(1)                Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his controlling ownership interest in Turner.  The Trust pays fees only to the Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.

(2)                Member of the Audit Committee.

(3)                Chief Compliance Officer.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Fund.  These figures will be based on historical earnings and are not intended to indicate future performance.  No representation can be made concerning actual future yields or returns.  The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment.  In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of the Fund, both before and after taxes, refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period.  In particular, total return before taxes will be calculated according to the following formula:  P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time period.  Total return after taxes on distributions will be calculated according to the following formula: P (1 + T)n = ATVD, where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVD = ending redeemable value as of the end of the designated time period, after taxes on fund distributions, but not after taxes on redemption.  Total return after taxes on distributions and redemption will be calculated according to the following formula: P (1 + T)n = ATVDR where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVDR = ending redeemable value as of the end of the designated time period, after taxes on fund distributions and on redemption.  Each of the above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through DST Systems, Inc., P.O. Box 219805, Kansas City, Missouri 64121-9805 (the “Transfer Agent”) or a designated financial intermediary (as described below) on days when the New York Stock Exchange is open for business.  Currently, the days on which the Fund is closed for business are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Shares of the Fund are offered on a continuous basis.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Fund’s net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. Eastern Time except when the Fund is not open for business, days during which the Fund receives no purchase or redemption orders, customary holidays and on days when the New York Stock Exchange is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted.  The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, Turner, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Trust’s Funds, including the Fund, participate in fund “supermarket” arrangements.  In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket.  In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders.  In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf.  As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.  The customer order will be priced at the Fund’s net asset value next computed after accepted by an authorized broker or the broker’s authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares.  Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The Trust’s annual report contains additional performance information and will be made available to investors upon request and without charge.

The Fund has not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued under the direction of the Administrator and under the general supervision of the Trustees.  The Administrator or its delegates may use independent pricing services to obtain valuations of securities.  The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. Prices are generally determined using readily available market prices.  If market prices are unavailable or believed to be unreliable, the Sub-Administrator will initiate a process by which the Trust’s Fair

Value Committee will make a good faith determination as to the “fair value” of the security using procedures approved by the Trustees.  The pricing services may use a matrix system to determine valuations of fixed income securities when market prices are not readily available.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  As a supplement to the monitoring for significant events by the Administrator, the Sub-Administrator also monitors price movements among certain selected indices, securities and baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Sub-Administrator (“trigger points”), the Sub-Administrator will notify the Administrator that such limits have been exceeded.

The procedures used by any such pricing service and its valuation results are reviewed by the officers of the Trust under the general supervision of the Trustees.

The Fund may hold portfolio securities that are listed on foreign exchanges.  These securities may trade on weekends or other days when the Fund does not calculate NAV.  As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument.

TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code, and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter these tax consequences, and any such changes or decisions may be retroactive.

Federal - General Information.  The Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As such, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute each year an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements.  If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Loss Carryforwards.  For federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss.

As of September 30, 2009, the Fund had no capital loss carryforwards for federal income tax purposes.

Taxation of Certain Financial Instruments.  The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

State and Local Taxes.  Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS

Turner is authorized to select brokers and dealers to effect securities transactions for the Fund.  It will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.  While Turner generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.  Turner seeks to select brokers or dealers that offer the Fund best price and execution or other services that benefit the Fund.

Turner may, consistent with the interests of the Fund, select brokers on the basis of the research services provided to it.  Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services.  Information so received by Turner will be in addition to and not in lieu of the services required to be performed by Turner under the Advisory Agreement.  If, in the judgment of Turner, the Fund or other accounts managed by Turner will be benefited by supplemental research services, Turner is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction.  These research services include: advice, either directly or through publications or writings, as to the value of securities; the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses.  The expenses of Turner will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that Turner will find all of such services of value in advising the Fund.

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested.  In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting.  Shares issued by the Fund have no preemptive, conversion, or subscription rights.  The Fund, as a separate series of the Trust, votes separately on matters affecting it.  Voting rights are not cumulative.  Shareholders of each Class of the Fund will vote separately on matters pertaining solely to that Class.  As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust.  In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Fund’s Prospectus or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of series (i.e., portfolios) and shares of each series.  Each share of a series represents an equal proportionate interest in that series with each other share.  Upon liquidation, shares are entitled to a pro rata share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Investor Class.  Shareholders have no preemptive rights.  The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes.  All consideration received by the Trust for shares of any series or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto.  Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Massachusetts business trust.  Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust.  Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for the Trustee’s own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person.  The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust.  However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for the Trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Advisers have each adopted a Code of Ethics pursuant to Rule 17j-1.  This Code of Ethics applies to the personal investing activities of Trustees, officers, and certain employees (“access persons”).  Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Code of Ethics, access persons are permitted to invest in securities (including securities that may be purchased or held by the Fund), but are required to report their personal securities transactions for monitoring purposes.  In addition, under the Trust’s Code of Ethics, certain access persons are required to obtain approval before investing in initial public offerings or private placements.  Copies of the Code of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to Turner.  Turner will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

Information regarding how the Trust voted proxies relating to portfolio securities held by the Fund during the 12-month period ended June 30, 2009, which was filed with the SEC on Form N-PX, is available without charge, upon request, by calling 1-800-224-6312 or by writing to Turner Funds at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.  The Trust’s report on Form N-PX is also available on the SEC’s website at www.sec.gov.

Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The Fund was not in operation prior to the date of this SAI.  Consequently, no securities have been issued by the Fund.

CUSTODIAN

PFPC Trust Company, 8800 Tinicum Boulevard, 4th Floor, Philadelphia, PA 19153, acts as the custodian (the “Custodian”) of the Trust.  The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.  PFPC may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                    ], whose offices are located at [                    ], serves as the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

Drinker Biddle & Reath LLP, located at One Logan Square, Suite 2000, Philadelphia, PA 19103, serves as counsel to the Trust.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — The obligor’s capacity to meet its financial commitment on the obligation is satisfactory.  Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

“A-3” — Obligor has adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — An obligation is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category.

“B-1” — A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-2” — A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-3” — A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“R” — An obligor rated “R” is under regulatory supervision owing to its financial condition.  During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

“SD” and “D” — an obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due.  A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.  An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.

“NR” — An issuer designated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” — Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high short-term default risk.  Default is a real possibility.

“RD” — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” — Default.  Indicates a broad-based default for an entity, or the default of a specific short-term obligation.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” -  Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category.  Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry.  Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit.  However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative.  While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control.  Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” — Short-term debt rated R-4 is speculative.  R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear.  Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity.  Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low.  The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” — Short-term debt rated R-5 is highly speculative.  There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity.  In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” — A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future.  In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligor rated “AAA” has extremely strong capacity to meet its financial commitments.  “AAA” is the highest issuer credit rating assigned by Standard & Poor’s.

“AA” — An obligor rated “AA” has very strong capacity to meet its financial commitments.  It differs from the highest-rated obligors only to a small degree.

“A” — An obligor rated “A” has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

“BBB” — An obligor rated “BBB” has adequate capacity to meet its financial commitments.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

“BB,” “B,” “CCC” and “CC” — Obligors rated “BB,” “B,” “CCC” and “CC” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “CC” the highest.  While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors.  However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“B” — An obligor rated “B” is more vulnerable than the obligors rated “BB”, but the obligor currently has the capacity to meet its financial commitments.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.

“CCC” — An obligor rated “CCC” is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments.

“CC” — An obligor rated “CC” is currently highly vulnerable.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“R” —  An obligor rated “R” is under regulatory supervision owing to its financial condition.  During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

“SD” and “D” — An obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due.  A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.  An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.  A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“NR” — An issuer designated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality.  “AAA”  ratings denote the lowest expectation of default risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality.  “A” ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

“B” — Securities considered to be highly speculative.  “B” ratings indicate that material default risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC,” “CC” and “C” — A “CCC” rating indicates substantial credit risk, with default a real possibility.  A “CC” rating indicates very high levels of credit risk.  Default of some kind appears probable.  “C” ratings signal exceptionally high levels of credit risk.  Default is imminent or inevitable, or the issuer is in standstill.

“RD” — indicates an issuer that in Fitch ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.

“D” — indicates an issuer that in Fitch ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable.  This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default.  Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” long-term rating category or to categories below “CCC”.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity.  The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” — Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high.  In many cases they differ from long-term debt rated “AAA” only to a small degree.  Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” — Long-term debt rated “A” is of satisfactory credit quality.  Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” — Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession.  Entities in the “BB” range typically have limited access to capital markets and additional liquidity support.  In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” — Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, “CC” and “C” —Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.”  Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” — A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal; that the issuer has made it clear that it will miss such a payment in the near future or in certain cases, that there has been a distressed exchange.  In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.  Where this scale is used for preferred securities, the nonpayment of a dividend will only be considered as a “D” if the missed payment constitutes default per the legal documents.

(“high”, “low”) — Each rating category is denoted by the subcategories “high” and “low”.  The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category.  The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  The following criteria will be used in making that assessment:

•  Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•  Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.  The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner Investment Management LLC (collectively, “Turner”), act as fiduciaries in relation to their clients and the assets entrusted by them to their management.  Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients.  In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client.  Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner.  Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation to Proxy Voter Services:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary.  PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.  Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

PVS’s voting recommendations typically favor the interests of the shareholder/owner rather than a company’s management. Turner’s long-standing practice has been to follow voting guidelines of this type.  Although Turner has not chosen PVS or its services for this reason, its engagement of PVS could be interpreted as helpful to maintaining or attracting clients or potential clients supportive of shareholder/owner rights. In this respect its engagement of PVS potentially presents a conflict of interest for Turner, which has a number of clients concerned with shareholder/owner rights.

It should be emphasized that any client or potential client of Turner need not delegate the voting of proxies to Turner (and thus indirectly to PVS as overseen by Turner), and may instead direct its custodian or another party to undertake this responsibility.  Alternatively, a client or potential client may direct Turner to vote following guidelines it selects rather than following the Turner selected PVS guidelines if its preference is to follow voting guidelines that typically favor the interests of company management.  Turner will provide upon request a copy of the current proxy voting guidelines followed by PVS to assist you in this evaluation.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe.  Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings.  Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.  Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences.  PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions.  Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues.  In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders.  The Proxy Committee keeps minutes of its determinations in this regard.

The Turner Proxy Committee has only very infrequently departed from the PVS recommendation, and clients should expect that the PVS recommendation will be followed for the vast majority of votes.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts.  Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit.  Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships.  In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue.  Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee.

As discussed above, Turner’s selection of PVS may be considered a potential conflict of interest. Turner will in all instances seek to resolve any conflicts of interests that may arise prior to voting proxies or selecting a proxy voting agent/research provider in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant.  Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner’s control. Clients that participate in securities lending programs should expect that Turner will not frequently vote or seek to recall in order to vote shares that are on loan.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies or for a copy of current PVS guidelines, please contact:

Andrew Mark, Director of Operations

and Technology Administration

c/o Turner Investment Partners, Inc.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision.  Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted:  July 1, 2003

Last revised: June 15, 2009

PART C: OTHER INFORMATION

Item 28.  Exhibits

(a)(1)           Agreement and Declaration of Trust of the Registrant dated January 26, 1996 is incorporated by reference to Exhibit 1 of the Registrant’s Registration Statement as filed on February 1, 1996.

(a)(2)           Certificate of Amendment to Agreement and Declaration of Trust dated March 28, 1997 is incorporated by reference to Exhibit 1(a) of the Registrant’s Post-Effective Amendment No. 5 as filed on April 10, 1997.

(a)(3)           Certificate of Amendment to the Agreement and Declaration of Trust dated August 17, 2001 is incorporated by reference to Exhibit a(3) of the Registrant’s Post-Effective Amendment No. 21 as filed on January 28, 2002.

(b)               By-Laws are incorporated by reference to Exhibit 2 of the Registrant’s Registration Statement as filed on February 1, 1996.

(c)               Articles III, V, VI and VIII of the Agreement and Declaration of Trust of the Registrant dated January 26, 1996 are incorporated by reference to Exhibit 1 of the Registrant’s Registration Statement as filed on February 1, 1996.

(d)(1)          Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit 5(a) of the Registrant’s Post-Effective Amendment No. 4 as filed on January 28, 1997.

(d)(2)          Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit d(4) of the Registrant’s Post-Effective Amendment No. 12 as filed on November 16, 1998.

(d)(3)          Form of Amended and Restated Investment Management Agreement between the Registrant and Turner Investment Management LLC is incorporated by reference to Exhibit (d)(3) of the Registrant’s Post-Effective Amendment No. 43 as filed on November 17, 2006.

(d)(4)          Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(4) of the Registrant’s Post-Effective Amendment No. 39 as filed on July 25, 2005.

(d)(5)          Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(5) of the Registrant’s Post-Effective Amendment No. 38 as filed on May 31, 2005.

(d)(6)          Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to

Exhibit (d)(6) of the Registrant’s Post-Effective Amendment No. 44 as filed on November 17, 2006.

(d)(7)          Contractual fee reduction commitment letter by Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(7) of the Registrant’s Post-Effective Amendment No. 50 as filed on January 25, 2008.

(d)(8)          Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(8) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

(d)(9)          Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(9) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(e)(1)         Distribution Agreement between the Registrant and SEI Investments Distribution Co. is incorporated by reference to Exhibit (e) of the Registrant’s Post-Effective Amendment No. 42 as filed on January 27, 2006.

(e)(2)           Amendment Number One to Distribution Agreement between the Registrant and SEI Investments Distribution Co. is incorporated by reference to Exhibit (e)(2) of the Registrant’s Post-Effective Amendment No. 59 as filed on January 23, 2009.

(f)                Not applicable.

(g)(1)          Custodian Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g) of the Registrant’s Post-Effective Amendment No. 32 as filed on January 28, 2003.

(g)(2)          Amended Schedule A to the Custodian Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(2) of the Registrant’s Post-Effective Amendment No. 43 as filed on November 17, 2006.

(g)(3)          Amendment to the Custodian Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(3) of the Registrant’s Post-Effective Amendment No. 50 as filed on January 25, 2008.

(g)(4)          Amendment to the Custodian Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(4) of the Registrant’s Post-Effective Amendment No. 59 as filed on January 23, 2009.

(g)(5)          Amended Exhibit A to the Custodian Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(5) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(h)(1)          Amended and Restated Administration Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (h)(1) of the Registrant’s Post-Effective Amendment No. 51 as filed on February 22, 2008.

(h)(2)          Sub-Administration Agreement between Turner Investment Partners, Inc., and SEI Investments Mutual Fund Services is incorporated by reference to Exhibit (h)(2) of the Registrant’s Post-Effective Amendment No. 21 as filed on January 28, 2002.

(h)(3)          Amended and Restated Sub-Administration Agreement between Turner Investment Partners, Inc., and SEI Investments Global Funds Services is incorporated by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 59 as filed on January 23, 2009.

(h)(4)          Amended Schedule A to the Amended and Restated Sub-Administration Agreement between Turner Investment Partners, Inc. and SEI Investments Global Funds Services is incorporated by reference to Exhibit (h)(4) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(h)(5)          Amendment Number One to the Amended and Restated Sub-Administration Agreement between Turner Investment Partners, Inc. and SEI Investments Global Funds Services is incorporated by reference to Exhibit (h)(5) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(h)(6)          Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 11 as filed on January 23, 1998.

(h)(7)          Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Core Growth 130/30 Fund, the Quantitative Broad Market Equity Fund and Institutional Shares of the Midcap Growth Fund is incorporated by reference to Exhibit (h)(4) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

(h)(8)          Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(5) of the Registrant’s Post-Effective Amendment No. 50 as filed on January 25, 2008.

(h)(9)          Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Core Growth 130/30 Fund and the Quantitative Broad Market Equity Fund is incorporated by reference to Exhibit (h)(6) of the Registrant’s Post-Effective Amendment No. 55 as filed on June 16, 2008.

(h)(10)        Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Investor Class Shares of the Turner International Core Growth Fund and the Turner Quantitative Large Cap Value Fund is incorporated by reference to Exhibit (h)(7) of the Registrant’s Post-Effective Amendment No. 57 as filed on October 27, 2008.

(h)(11)        Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(9) of the Registrant’s Post-Effective Amendment No. 59 as filed on January 23, 2009.

(h)(12)        Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Institutional and Investor Class Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(11) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(h)(13)        Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Class C Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(13) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(h)(14)        Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(14) of the Registrant’s Post-Effective Amendment No. 65 as filed on January 27, 2010.

(h)(15)        Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Institutional Class, Investor Class and Class C Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(15) of the Registrant’s Post-Effective Amendment No. 65 as filed on January 27, 2010.

(h)(16)        Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Turner Global Opportunities Fund (to be filed by amendment).

(i)(1)          Opinion of Counsel is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 33 as filed on January 27, 2004.

(i)(2)            Opinion of Counsel with respect to Class I Shares of the Turner Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 36 as filed on January 31, 2005.

(i)(3)            Opinion of Counsel with respect to Class II Shares of the Turner Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 40 as filed on July 27, 2005.

(i)(4)            Opinion of Counsel with respect to Class I Shares of the Turner Large Cap Value Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 41 as filed on October 7, 2005.

(i)(5)            Opinion of Counsel with respect to Class II (the “Investor Class”) Shares of the Turner Large Cap Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 47 as filed on January 26, 2007.

(i)(6)            Opinion of Counsel with respect to Classes I and II (to be known, respectively, as the “Institutional Class” and “Investor Class”) of the Turner Midcap Equity Fund, is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 48 as filed on January 26, 2007.

(i)(7)            Opinion of Counsel with respect to Class I (the “Institutional Class”) of the Turner International Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 49 as filed on January 26, 2007.

(i)(8)            Opinion of Counsel with respect to Class III (the “Institutional Class”) of the Turner Midcap Growth Fund is incorporated by reference to Exhibit (i)(8) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

(i)(9)            Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Core Growth 130/30 Fund and the Turner Quantitative Broad Market Equity Fund is incorporated by reference to Exhibit (i)(9) of the Registrant’s Post-Effective Amendment No. 55 as filed on June 16, 2008.

(i)(10)          Opinion of Counsel with respect to Class II (the “Investor Class”) of the Turner International Core Growth Fund and the Turner Quantitative Large Cap Value Fund is incorporated by reference to Exhibit (i)(10) of the Registrant’s Post-Effective Amendment No. 57 as filed on October 27, 2008.

(i)(11)          Opinion of Counsel with respect to Class II (the “Institutional Class”) of the Turner Emerging Growth Fund and Class I (the “Institutional Class”) of the Turner Small Cap Equity Fund is incorporated by reference to Exhibit (i)(11) of the Registrant’s Post-Effective Amendment No. 59 as filed on January 23, 2009.

(i)(12)          Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Spectrum Fund is incorporated by reference to Exhibit (i)(12) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(i)(13)          Opinion of Counsel with respect to Class C of the Turner Spectrum Fund is incorporated by reference to Exhibit (i)(13) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(i)(14)          Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Global Opportunities Fund (to be filed by amendment).

(j)(1)            Consent of Drinker Biddle & Reath LLP (to be filed by amendment).

(j)(2)            Consent of Independent Registered Public Accounting Firm is (to be filed by amendment).

(k)               Not applicable.

(l)                Not applicable.

(m)(1)          Amended and Restated Rule 12b-1 plan for Class II Shares is incorporated by reference to Exhibit (m)(1) of the Registrant’s Post-Effective Amendment No. 45 as filed on November 30, 2006.

(m)(2)          Rule 12b-1 plan for Class C Shares is incorporated by reference to Exhibit (m)(2) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(n)(1)          Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(1) of Registrant’s Post-Effective Amendment No. 51 as filed on February 22, 2008.

(n)(2)          Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(2) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(n)(3)          Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(o)               Reserved.

(p)(1)          Code of Ethics for the Registrant is incorporated by reference to Exhibit (p)(1) of the Registrant’s Post-Effective Amendment No. 16 as filed on March 31, 2000.

(p)(2)          Revised Code of Ethics for Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (p)(2) of the Registrant’s Post-Effective Amendment No. 38 as filed on May 31, 2005.

(q)               Powers of Attorney of Alfred C. Salvato, Janet F. Sansone, Robert E. Turner and John T. Wholihan are incorporated by reference to Exhibit (q) of the Registrant’s Post-Effective Amendment No. 65 as filed on January 27, 2010.

Item 29.  Persons Controlled by or under Common Control with Registrant:

See the Prospectus and the Statement of Additional Information regarding the Registrant’s control relationships.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust, which is incorporated by reference to Exhibit 1 of the Registration Statement, provides for the indemnification of the Registrant’s Trustees and officers.  Certain of the Trust’s agreements with service providers also provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of Investment Advisers:

Turner Investment Partners, Inc.

Turner Investment Partners, Inc. and Turner Investment Management LLC (collectively, “Turner”) perform investment advisory services for the Registrant and certain other accounts.  Set forth below are the names, businesses and business addresses of certain directors, officer and partners of Turner.

Turner Investment Partners, Inc.

NAME AND POSITION WITH COMPANY	OTHER COMPANY	POSITION WITH OTHER COMPANY
Thomas R. Trala Chief Financial and Operating Officer, Secretary	Turner Funds Turner Investments Pte. Ltd. Turner International Ltd. Turner Investment Management LLC	President Board Member & Chief Operating Officer Trustee Board Member, President & Chief Operating Officer & Treasurer

Mark D. Turner Vice Chairman of the Board; President, Senior Portfolio Manager	Turner Investment Management, LLC The Episcopal Academy (Newtown Square, PA)	Chairman Trustee

Robert E. Turner Chairman of the Board; Chief Investment Officer	Turner Funds Turner Investments Pte. Ltd. Turner International Ltd. Bradley University (Peoria, IL)	Trustee Board Member Trustee Trustee

Christopher K. McHugh Board Member, Vice President, Senior Portfolio Manager	Philadelphia University	Trustee

Turner Investment Management LLC

NAME AND POSITION WITH COMPANY	OTHER COMPANY	POSITION WITH OTHER COMPANY
Mark D. Turner Chairman and Board Member	Turner Investment Partners, Inc.	See Above

Thomas R. Trala Board Member; President; Chief Operating Officer; Treasurer	Turner Investment Partners, Inc. Turner Funds	See Above

Thomas J. Dibella Member and Board Member	None	None

The principal address of Turner Investment Partners, Inc. and its subsidiary Turner Investment Management LLC is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.  The principal address of Turner International Ltd. is 12 Plumtree Court, London, EC4A 4HT.  The principal address of Turner Investments Pte. Ltd. is Penthouse Level, Suntec Tower Three, 8 Temasek Blvd., Singapore, 038988.

Item 32.  Principal Underwriters

(a)           Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
Oak Associates Funds	February 27, 1998
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
iShares Trust	April 25, 2000
Optique Funds, Inc. (f/k/a Johnson Family Funds, Inc.)	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
Barclays Global Investors Funds	March 31, 2003
SEI Opportunity Fund, LP	October 1, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8, 2007
SEI Alpha Strategy Portfolios, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Forward Funds	August 14, 2008
Global X Funds	October 24, 2008
Faith Shares Trust	August 7, 2009
Schwab Strategic Trust	October 12, 2009

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments.  These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)           Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin Barr	President & Chief Executive Officer	—
Maxine Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	—
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
John Coary	Vice President & Assistant Secretary	—
John Cronin	Vice President	—
Robert Silvestri	Vice President	—

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)           PFPC Trust Company, 8800  Tinicum Blvd, 3rd Flr, Philadelphia, PA 19153 (records relating to its function as custodian)

(b)           Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312 (records relating to its function as investment adviser and administrator)

(c)           SEI Investments Mutual Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456 (records relating to its function as sub-administrator)

(d)           DST Systems, Inc., Kansas City Missouri, 64121 (records relating to its functions as transfer agent and dividend disbursing agent)

(e)           Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, PA 19103-6996 (records relating to the Registrant’s Agreement and Declaration of Trust, By-Laws and minute books)

Item 34.  Management Services:  All management services contracts are discussed in parts A & B of this Registration Statement.

Item 35.  Undertakings:  None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it has caused this Post-Effective Amendment No. 66 (“PEA No. 66”) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 19th day of February, 2010.

TURNER FUNDS

By:	/s/ Michael Lawson
Michael Lawson
Controller and Chief Financial Officer

Pursuant to the requirements of the 1933 Act, this PEA No. 66 has been signed below by the following persons in the capacities and on the dates indicated.

* ROBERT E. TURNER	Trustee	February 19, 2010
Robert E. Turner

* JANET F. SANSONE	Trustee	February 19, 2010
Janet F. Sansone

* ALFRED C. SALVATO	Trustee and Chairman of	February 19, 2010
Alfred C. Salvato	the Board

* JOHN T. WHOLIHAN	Trustee	February 19, 2010
John T. Wholihan

/s/ Thomas R. Trala	President and Chief	February 19, 2010
Thomas R. Trala	Executive Officer

/s/ Michael Lawson	Controller and Chief	February 19, 2010
Michael Lawson	Financial Officer

*By:	/s/ Brian F. McNally
Brian F. McNally
Attorney-In-Fact (pursuant to Power of Attorney)